DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivative Contracts

The fair value of derivative contracts in the consolidated balance sheets at December 31, 2020 and December 31, 2019 were as follows:

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2020
Derivatives designated as hedging instruments
Currency forward contracts	$1,847	$2
Derivatives not designated as hedging instruments
Currency forward and option contracts	$90	$279

Total derivatives	$1,937	$281

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2019
Derivatives designated as hedging instruments
Currency forward contracts	$318	$-
Derivatives not designated as hedging instruments
Currency forward and option contracts	$55	$112

Total derivatives	$373	$112

The notional amounts for derivatives contracts were as follows:

	December 31, 2019	December 31, 2020
Derivatives designated as hedging instruments
Currency forward contracts	$29,621	$35,089
Derivatives not designated as hedging instruments
Currency forward and option contracts	$28,532	$31,207

Schedule of Derivative Contracts on Consolidated Statements of Operations

The effect of derivative contracts on the consolidated statements of operations for the year ended December 31, 2019 and 2020 was as follows:

	Year ended December 31,
	2019	2020

Operating income (expenses)	$895	$225

Financial income (expenses)	$(207)	$(894)

Schedule of Assets And Liabilities Measured At Fair Value On Recurring Basis

The following table sets forth the Company’s net assets that were measured at fair value as of December 31, 2019 and December 31, 2020, by level within the fair value hierarchy:

		Fair value measurements using input type
	Fair value hierarchy	December 31, 2019	December 31, 2020

Derivatives instruments	Level 2	$260	$1,655

Total net assets		$260	$1,655